34933R REV 05-24THIS COVER IS NOT PART OF THE PROSPECTUS VA LiveWell® Variable Annuity Issued by Midland National® Life Insurance Company Updating Summary Prospectus

Page 2 of 18 LiveWell Variable Annuity Updating Summary Prospectus May 1, 2024 An Individual Flexible Premium Deferred Variable Annuity issued by: Midland National Life Insurance Company through the Midland National Life Separate Account C This summary prospectus summarizes key features of the LiveWell Variable Annuity Contract (the “Contract”). In this summary prospectus “we,” “our,” “us,” “Midland National,” and “Company” mean Midland National Life Insurance Company, “you” and “your” mean the owner of the Contract. Before you invest, you should review the prospectus for the Contract, which contains more information about the features, benefits and risks. You can find this document and other important information about the Contract online at www.SRSLiveWell.com/prospectus. You can also obtain this information at no cost by calling (866) 747-3421, or by sending an email request to SecuritiesPi@sfgmembers.com. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov. The Securities and Exchange Commission has not approved or disapproved this Contract or determined that this summary prospectus is accurate or complete. Anyone who tells you otherwise is committing a Federal crime. NOT FDIC/NCUA INSURED, MAY LOSE VALUE INCLUDING LOSS OF PREMIUM, NO BANK/CU GUARANTEE, NOT A DEPOSIT, NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY.

Page 3 of 18 Table of Contents Definitions 4 Updated Information About Your Contract 5 Important Information You Should Consider About The Contract 7 Appendix A – Portfolios Available Under The Contract 9

Page 4 of 18 DEFINITIONS For your convenience, below is a glossary of the special terms we use in this summary prospectus. These terms are generally in bold face type throughout the document. Accumulation Value means the sum of the amounts you have in the investment option(s) of our separate account under your in force Contract. This may also be referred to as account value. Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner. Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading, generally 3:00 p.m. Central Time. Company (or we/us) means Midland National Life Insurance Company. Contract Anniversary means the same date in each Contract year as the issue date. Contract Quarter means a three-month period that starts on the same date as the issue date in each three- month period. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31). Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter. Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 9261, Des Moines, Iowa, 50306-9261 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 9261, Des Moines, Iowa, 50306-9261. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833. This should only be used for mail delivered via a courier. Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in-force and in the Accumulation phase. The amount of the death benefit is based on which death benefit option is elected and determined as of the business day that our Customer Service Center receives the required documentation in good order. Good Order means all of the information necessary to process a transaction, as we determine in our discretion. Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. Investment Option means an option or division of our separate account which invests exclusively in one share class of one investment portfolio of a Trust or Fund (collectively “Portfolio”). Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined. Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract. Subaccount means a division of our Registered Separate Account which invests exclusively in one share class of one Investment Portfolio. We may use this term interchangeably with the term “Investment Division.” Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract. Our separate account is divided into subaccounts.

Page 5 of 18 UPDATED INFORMATION ABOUT YOUR CONTRACT The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract. Fund Name Changes The following investment options have been renamed as follows: Old Fund Name New Fund Name Effective December 8, 2023: BlackRock Large Cap Focus Growth VI III BlackRock Large Cap Growth Equity VI III Effective May 1, 2024: Calvert VP S&P 500 Index Portfolio CVT S&P 500 Index Portfolio ClearBridge Variable Aggressive Growth II ClearBridge Variable Growth II Delaware Ivy VIP Asset Strategy II Macquarie VIP Asset Strategy II Delaware Ivy VIP Balanced II Macquarie VIP Balanced II Delaware Ivy VIP Energy II Macquarie VIP Energy II Delaware Ivy VIP Global Growth II Macquarie VIP Global Growth II (formerly Delaware Ivy VIP Global Value Equity II) Delaware Ivy VIP Growth II Macquarie VIP Growth II Delaware Ivy VIP High Income II Macquarie VIP High Income II Delaware Ivy VIP International Core Equity II Macquarie VIP International Core Equity II Delaware Ivy VIP Mid Cap Growth II Macquarie VIP Mid Cap Growth II Delaware Ivy VIP Natural Resources II Macquarie VIP Natural Resources II Delaware Ivy VIP Science and Technology II Macquarie VIP Science and Technology II Delaware Ivy VIP Small Cap Core II Macquarie VIP Sm Cap Core II Delaware Ivy VIP Small Cap Growth II Macquarie VIP Sm Cap Growth II Delaware VIP Global Value Equity II Macquarie VIP Global Value Equity II Delaware VIP International Std Macquarie VIP International Std Delaware VIP Opportunity Std Macquarie VIP Opportunity Std Delaware VIP Total Return Std Macquarie VIP Total Return Std Fund Mergers • Effective December 8, 2023, the PSF PGIM Jennison Focused Blend Portfolio 2 fund was merged into the PSF PGIM Jennison Blend Portfolio 2 fund. • Effective April 26, 2024, the Delaware VIP Global Equity II fund was merged into the Delaware Ivy VIP Global Growth II fund (formerly Delaware Ivy VIP Global Value Equity II). • Effective April 26, 2024, the American Century Variable Portfolio funds were reorganized into a newly organized series of the Lincoln Variable Insurance Products Trust, as follows:

Page 6 of 18 American Century Fund Lincoln Fund American Century Balanced II LVIP American Century Balanced II American Century Disciplined Core Value II LVIP American Century Disciplined Core Value II American Century Inflation Protection Bond II LVIP American Century Inflation Protection II American Century Mid Cap Value II LVIP American Century Mid Cap Value II American Century Ultra II LVIP American Century Ultra II American Century Value II LVIP American Century Value II Fund Closure Effective April 30, 2024, the DWS High Income VIP B fund no longer accepts new investment allocations. Any order to allocate New Premium and transfer Accumulation Value to the Subaccount that invests in the DWS High Income VIP B fund will be refused and any premium received with the order will be returned to you without interest. Any Accumulation Value you have in the DWS High Income VIP B Subaccount can remain in the Subaccount unless you order the transfer or withdrawal of the Accumulation Value from the Subaccount. If you participated in the portfolio rebalancing or dollar cost averaging programs and your instructions allocate Accumulation Value to this Subaccount, your participation in the program has been suspended until you provide new allocation instructions. Fund Liquidations On or about June 17, 2024, the following investment options will be liquidated and will no longer be investment options under your Contract: • DWS CROCI U.S. VIP B • DWS Global Small Cap VIP B • DWS High Income VIP B On the liquidation date, any Accumulation Value you have in the Subaccounts that invest in the liquidated funds will be automatically transferred to the Fidelity VIP Government Money Market Service 2 Subaccount. Additional information about each of these investment options is located in the appendix to this summary prospectus.

Important information you should consider about the contract

<table>
<tr><th colspan="2">Fees and expenses</th><th>Location in the Prospectus</th></tr>
<tr><td>Charges for Early Withdrawals</td><td>Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge of up to 8% as a percent of premiums withdrawn during the first seven years following the premium payment. If you elect an Optional Value Endorsement and make a withdrawal within the first Contract Year after the premium payment, you could pay a surrender charge of up to $8,000 on a $100,000 investment.</td><td>Charges, Fees and Deductions – Optional Value Endorsement-Surrender Charges

Summary – Fee Table – Transaction Expenses</td></tr>
<tr><td>Transaction Charges</td><td>You may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds.</td><td>Charges, Fees and Deductions – Transfer Charge</td></tr>
<tr><td>Ongoing Fees and Expense (annual charges)</td><td>The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
<table>
<tr><th>Annual Fee</th><th>Min</th><th>Max</th></tr>
<tr><td>Base Contract Expenses[1, 2, 3]</td><td>0.94%</td><td>1.14%</td></tr>
<tr><td>Investment options (Portfolio fees and expenses)[4]</td><td>0.43%</td><td>2.56%</td></tr>
<tr><td>Optional benefits available for an additional charge</td><td>0.25%</td><td>0.55%</td></tr>
</table>
[1] As a percentage of accumulated value in each investment option.
[2] Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.
[3] Expenses could be lower if accumulated value is over $50,000.
[4] As a percentage of average daily net assets of the investment option before any applicable waivers.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.
<table>
<tr><th>Lowest annual cost: $1,219</th><th>Highest annual cost: $3,397</th></tr>
<tr><td>Assumes:
Investment of $100,000
5% annual appreciation
Least expensive combination of Contract charges (i.e. selection of the 7 year optional value endorsement) and portfolio fees and expenses
No optional death benefits
No additional purchase payments, transfers or withdrawals
No sales charges</td><td>Assumes:
Investment of $100,000
5% annual appreciation
Most expensive combination of the Contract (i.e. no optional value endorsement) charges, additional benefits, and portfolio fees and expenses
No additional purchase payments, transfers or withdrawals
No sales charges</td></tr>
</table></td><td>Summary – Fee Table – Annual Expenses

Annual Fund Expenses

Additional Information about LiveWell Variable Annuity – Suitability of the Contract

Summary – Fee Table – Example</td></tr>
</table>

Page 7 of 18

Page 8 of 18 Risks Location in the Prospectus Risk of Loss You can lose money by investing in this Contract. Principal Risks of Investing in the Contract Not a Short-Term Investment The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received. Principal Risks of Investing in the Contract Risks Associated with Investment Options An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision. Principal Risks of Investing in the Contract Insurance Company Risks Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421. Principal Risks of Investing in the Contract Restrictions Location in the Prospectus Investments • We do not currently charge a fee for transfers among Investment Options but reserve the right to impose a transfer fee of $15. • We reserve the right to add, remove or substitute Investment Options. • The Company also has policies and procedures that attempt to detect and deter frequent transfers. Detailed Information About the Contract –Your Accumulation Value – Transfers of Accumulation Value; Transfer Limitations Optional Benefits • Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. • Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase. • We may modify or discontinue offering an optional benefit at any time. • Selection of certain benefits (i.e. Optional Value Endorsements) may subject you to a surrender charge. Summary – Features of Livewell Variable Annuity – Death Benefit Summary – Fee Table – Transaction Expenses Taxes Location in the Prospectus Tax Implications • You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. • There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA). • Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 591/2. Federal Tax Status Conflicts of Interest Location in the Prospectus Investment Professional Compensation Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment. Additional Information – Distribution of the Contracts Exchanges Some financial professionals may have a financial incentive to offer you a new contract in place of the one they already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract. Detailed Information about the Contact – Tax-Free “Section 1035” Exchanges

Appendix A –
Portfolios available under the contract

The following is a list of **Portfolios** available under the Contract. More information about the **Portfolios** is available in the prospectuses for the **Portfolios**, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPi@sfgmembers.com.

The current expenses and performance information below reflects fees and expenses of the **Portfolios**, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each **Portfolio's** past performance is not necessarily an indication of future performance.

Type	Portfolio and Advisor / Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/23)		
			1-Year Return	5-Year Return	10-Year Return
Asset Allocation	AB VPS Dynamic Asset Allocation B[2,3] AllianceBernstein	1.18	13.48	4.03	3.22
Small Company	AB VPS Small Cap Growth B[2,3] AllianceBernstein	1.15	17.73	10.29	8.26
Small Company	AB VPS Small/Mid Cap Value B AllianceBernstein	1.05	16.86	10.51	7.29
Aggressive Growth	Alger Capital Appreciation S Alger	1.19	42.78	15.14	12.25
Specialty - Natural Resources	ALPS/Alerian Energy Infrastructure III[2] ALPS	1.30	13.91	10.67	2.70
Growth and Income	ALPS/Red Rocks Global Opportunity III[2] ALPS	2.23	28.80	11.63	
Asset Allocation	American Funds IS® Asset Allocation 4 American Funds	0.80	14.02	8.93	6.98
Balanced	American Funds IS® Global Balanced 4 American Funds	1.00	13.45	7.16	5.20
Growth	American Funds IS® Capital Inc Builder®4[2] American Funds	0.77	8.76	7.18	
World Stock	American Funds IS® Capital Wld Gr&Inc 4 American Funds	0.92	20.65	10.07	7.36
World Stock	American Funds IS® Global Growth 4 American Funds	0.91	22.29	13.36	9.30
Small Company	American Funds IS® Global Small Cap 4 American Funds	1.16	15.79	8.03	5.51
Growth	American Funds IS® Growth 4 American Funds	0.84	38.14	18.38	14.07
Growth and Income	American Funds IS® Growth-Income 4 American Funds	0.78	25.82	13.08	10.63
Foreign Stock	American Funds IS® International 4 American Funds	1.03	15.56	4.58	3.15

Page 9 of 18

Foreign Stock	American Funds IS® Intl Gr And Inc 4[2] American Funds	1.05	15.66	5.86	3.06
Growth	American Funds IS® New World 4[2] American Funds	1.07	15.67	8.37	4.43
Corporate Bond - General	American Funds IS® The Bond Fd of Amer 4 American Funds	0.71	4.72	1.62	1.83
Government Bond - General	American Funds IS® Ultra-Short Bond 4 American Funds	0.80	4.44	1.12	0.53
Corporate Bond - High Quality	American Funds IS® US Government Secs 4[2] American Funds	0.74	2.62	0.79	1.27
Growth and Income	American Funds IS® Washington Mut Inv 4[2] American Funds	0.75	16.97	12.33	9.64
Asset Allocation	BlackRock 60/40 Trgt Allc ETF VI III[2] BlackRock	0.58	15.32	8.69	
Growth	BlackRock Advantage Lg Cp Cor V.I. III[2,3] BlackRock	0.87	24.90	14.43	10.85
Growth and Income	BlackRock Basic Value V.I. 3[2] BlackRock	0.99	16.24	11.26	7.44
Equity-Income	BlackRock Equity Dividend V.I. III[2] BlackRock	0.92	11.99	11.27	8.73
Asset Allocation	BlackRock Global Allocation V.I. III[2] BlackRock	1.01	12.49	7.38	4.63
Growth	BlackRock Large Cap Focus Gr Equity V.I. III *(formerly BlackRock Large Cap Focus Gr V.I. III)*[2] BlackRock	1.05	52.47	16.05	13.38
Growth and Income	Calvert VP S&P 500 Index[2,3] Calvert Research and Management	0.28	25.92	15.39	11.68
Balanced	Calvert VP SRI Balanced F Calvert Research and Management	0.89	16.42	9.99	7.14
Growth	Calvert VP SRI Mid Cap Calvert Research and Management	0.99	11.64	8.80	6.19
Growth	ClearBridge Variable Aggressive Gr II[3] Franklin Templeton Investments	1.07	24.13	8.05	6.38
Equity-Income	ClearBridge Variable Dividend Strat II Franklin Templeton Investments	0.99	14.01	13.35	10.17
Growth	ClearBridge Variable Large Cap Growth II Franklin Templeton Investments	1.01	43.66	15.22	12.99
Growth	ClearBridge Variable Mid Cap II Franklin Templeton Investments	1.08	12.62	10.46	6.83
Small Company	ClearBridge Variable Small Cap Growth II Franklin Templeton Investments	1.05	8.12	9.29	7.62
Growth and Income	Columbia VP Contrarian Core 2[2] Columbia Threadneedle	0.93	31.89	16.54	11.54
Equity-Income	Columbia VP Dividend Opportunity 2[2] Columbia Threadneedle	0.98	4.84	10.20	7.74
Diversified Emerging Markets	Columbia VP Emerging Markets 2[2] Columbia Threadneedle	1.34	9.19	3.40	2.38

Page 10 of 18

Diversified Emerging Markets	Columbia VP Emerging Markets Bond 2 Columbia Threadneedle	1.00	10.02	1.57	2.20
Corporate Bond - High Yield	Columbia VP High Yield Bond 2[2] Columbia Threadneedle	0.89	11.87	5.31	4.17
Growth	Columbia VP Select Large Cap Value 2 Columbia Threadneedle	0.94	5.11	11.86	8.85
Growth	Columbia VP Select Mid Cap Value 2 Columbia Threadneedle	1.07	10.05	13.05	8.16
Specialty - Technology	Columbia VP Seligman Global Tech 2[2] Columbia Threadneedle	1.21	44.87	25.34	20.11
Growth	Columbia VP Small Cap Value 2 Columbia Threadneedle	1.13	21.67	13.39	8.40
Multisector Bond	Columbia VP Strategic Income 2[2] Columbia Threadneedle	0.93	9.20	2.91	2.99
Government Bond - Mortgage	Columbia VP US Government Mortgage 2 Columbia Threadneedle	0.70	5.43	(0.07)	1.33
Equity-Income	Donoghue Forlines Dividend VIT 1[3] Donoghue Forlines LLC	2.02	(1.58)	0.71	0.89
Asset Allocation	DWS Alternative Asset Allocation VIP B DWS	1.21	5.67	5.70	2.63
Growth	DWS CROCI US VIP B[3] DWS	1.02	20.37	8.26	4.74
Growth	DWS Equity 500 Index VIP B[2] DWS	0.65	25.49	14.96	11.37
Small Company	DWS Global Small Cap VIP B[3] DWS	1.15	24.20	8.85	3.54
Corporate Bond - High Yield	DWS High Income VIP B DWS	1.10	11.07	4.97	3.72
Small Company	DWS Small Cap Index VIP B DWS	0.67	16.33	9.34	6.59
Growth	DWS Small Mid Cap Value VIP B[2,3] DWS	1.18	14.59	8.38	5.13
Income	Eaton Vance VT Floating-Rate Inc Init Eaton Vance	1.17	11.21	4.13	3.22
Corporate Bond - High Yield	Federated Hermes High Income Bond II S[2] Federated	1.06	12.47	4.49	3.87
Growth	Federated Hermes Kaufmann II S Federated	1.80	14.86	7.04	8.39
Growth and Income	Federated Hermes Managed Volatility II S Federated	1.22	8.33	5.88	3.93
Growth	Fidelity® VIP Contrafund Service 2 Fidelity Investments	0.85	33.12	16.36	11.33
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Service 2 Fidelity Investments	1.17	9.49	7.55	4.92
Specialty - Natural Resources	Fidelity® VIP Energy Service 2 Fidelity Investments	0.89	0.70	13.36	2.37
Growth and Income	Fidelity® VIP FundsManager 50% Service 2[2] Fidelity Investments	0.85	12.65	7.36	5.35

Page 11 of 18

Growth and Income	Fidelity® VIP FundsManager 70% Service 2[2] Fidelity Investments	0.96	15.57	9.58	6.74
Growth and Income	Fidelity® VIP FundsManager 85% Service 2[2] Fidelity Investments	0.97	17.48	11.10	7.72
Money Mkt - Government	Fidelity® VIP Government MMKT Service 2[1] Fidelity Investments	0.49	4.67	1.58	0.97
Growth	Fidelity® VIP Growth Opportunities Svc 2 Fidelity Investments	0.88	45.30	18.79	15.44
Growth and Income	Fidelity® VIP High Income Service 2[3] Fidelity Investments	1.06	10.24	3.60	3.14
Foreign Stock	Fidelity® VIP Intl Capital Apprec Svc 2 Fidelity Investments	1.07	27.18	11.15	7.48
Corporate Bond - General	Fidelity® VIP Investment Grade Bd Svc 2 Fidelity Investments	0.65	6.00	1.72	2.08
Growth	Fidelity® VIP Mid Cap Service 2 Fidelity Investments	0.86	14.80	12.17	7.85
Foreign Stock	Fidelity® VIP Overseas Service 2[3] Fidelity Investments	1.02	20.22	9.71	4.65
Specialty - Real Estate	Fidelity® VIP Real Estate Service 2 Fidelity Investments	0.89	10.89	4.96	5.77
Multisector Bond	Fidelity® VIP Strategic Income Service 2 Fidelity Investments	0.92	9.18	3.47	3.10
Growth	Fidelity® VIP Value Strategies Service 2[3] Fidelity Investments	0.89	20.61	16.63	9.10
Growth	Franklin DynaTech VIP Fund - Class 2 Franklin Templeton Investments	0.96	43.77	13.76	10.37
Specialty - Real Estate	Franklin Global Real Estate VIP 2 Franklin Templeton Investments	1.25	11.43	3.88	3.78
Growth and Income	Franklin Income VIP 2 Franklin Templeton Investments	0.71	8.62	6.98	5.01
Growth and Income	Franklin Multi-Asst Dyn Mlt-Strat VIT II[3] Franklin Templeton Investments	1.27			
World Stock	Franklin Mutual Global Discovery VIP 2[3] Franklin Templeton Investments	1.18	20.31	10.16	5.98
Growth	Franklin Mutual Shares VIP 2[3] Franklin Templeton Investments	0.94	13.46	7.82	5.43
Growth and Income	Franklin Rising Dividends VIP 2 Franklin Templeton Investments	0.90	12.08	13.75	10.23
Asset Allocation	Franklin VolSmart Allocation VIP 2 Franklin Templeton Investments	1.00	11.72	9.71	6.00
Small Company	Guggenheim Var Ser Q (Small Cap Value) Guggenheim Investments	1.12	10.28	10.21	5.55
Growth and Income	Guggenheim VT Global Mgd Futures Strat Guggenheim Investments	1.90	3.80	5.28	1.87
Growth	Guggenheim VT Long Short Equity Guggenheim Investments	1.78	12.75	5.76	3.32
Growth	Guggenheim VT Multi-Hedge Strategies[2] Guggenheim Investments	1.67	4.37	4.21	2.52

Page 12 of 18

Foreign Stock	Invesco Oppenheimer VI Intl Gr II[2] Invesco	1.25	20.64	8.43	3.57
Growth	Invesco V.I. Discovery Mid Cap Growth II Invesco	1.11	12.85	12.47	9.51
Small Company	Invesco V.I. Main Street Small Cap II Invesco	1.12	17.82	12.78	8.66
Asset Allocation	Invesco VI Balanced-Risk Allocation II[2] Invesco	1.13	6.40	4.66	3.79
Income	Invesco VI Core Plus Bond II[2] Invesco	0.86	5.85	1.64	2.47
Equity-Income	Invesco VI Diversified Dividend II Invesco	0.92	8.77	9.53	7.53
Growth and Income	Invesco VI Equally Wtd S&P 500 II Invesco	0.57	13.43	13.17	9.76
Equity-Income	Invesco VI Equity and Income II Invesco	0.82	10.24	9.64	6.78
World Stock	Invesco VI Global II Invesco	1.06	34.45	12.02	8.20
Growth	Invesco VI Main Street II Invesco	1.05	22.83	13.28	9.74
Small Company	Invesco VI Small Cap Equity II Invesco	1.20	16.26	12.14	6.28
Balanced	Janus Henderson VIT Balanced Svc Janus Henderson	0.86	15.13	9.37	7.73
Growth	Janus Henderson VIT Enterprise Svc Janus Henderson	0.96	17.78	13.14	11.82
Income	Janus Henderson VIT Flexible Bond Svc[2] Janus Henderson	0.82	5.29	1.55	1.66
Specialty - Technology	Janus Henderson VIT Glb Tech&Innvt Svc Janus Henderson	0.97	54.27	20.05	16.86
World Stock	Janus Henderson VIT Global Rsrch Svc Janus Henderson	0.89	26.47	13.05	8.74
Growth	Janus Henderson VIT Mid Cap Value Svc Janus Henderson	0.91	11.11	9.94	6.91
Foreign Stock	Janus Henderson VIT Overseas Svc Janus Henderson	1.14	10.58	10.92	3.38
Growth	Janus Henderson VIT Research Svc[3] Janus Henderson	0.81	42.81	16.54	12.21
Specialty - Financial	JHVIT Financial Industries II[2] John Hancock	1.10	4.98	9.44	6.82
Growth	JHVIT Fundamental All Cap Core II[3] John Hancock	0.96	35.10	18.07	12.04
Growth and Income	JHVIT Select Bond II[2] John Hancock	0.85	5.88	1.13	1.67
Multisector Bond	JHVIT Strategic Income Opportunities II[2] John Hancock	0.97	7.23	3.06	2.59
Asset Allocation	Lazard Ret Global Dyn Multi Asst Svc[2] Lazard	1.06	10.81	4.00	3.77

Page 13 of 18

Foreign Stock	Lazard Retirement International Eq Ser[2] Lazard	1.11	15.88	6.42	2.98
Corporate Bond - High Yield	Lord Abbett Series Bond-Debenture VC Lord Abbett	0.89	6.55	3.14	3.49
Growth	Lord Abbett Series Developing Growth VC[2,3] Lord Abbett	1.04	8.17	8.90	6.82
Growth and Income	Lord Abbett Series Fundamental Eq VC[2] Lord Abbett	1.08	14.63	9.70	7.00
Income	Lord Abbett Series Short Duration Inc VC Lord Abbett	0.84	5.05	1.69	
Balanced	LVIP American Century Balanced Service Class[2] Lincoln Financial	1.02	16.12	8.20	6.28
Growth and Income	LVIP American Century Disciplined Core Value Service Class Lincoln Financial	0.96	8.24	9.92	7.92
Government Bond - Treasury	LVIP American Century Inflation Protection Service Class Lincoln Financial	0.77	3.40	2.65	1.90
Growth	LVIP American Century Mid Cap Value Service Class Lincoln Financial	1.01	6.03	10.90	8.61
Growth	LVIP American Century Ultra® Service Class[2] Lincoln Financial	0.90	43.27	19.07	14.47
Growth	LVIP American Century Value Service Class[2] Lincoln Financial	0.86	9.02	11.71	8.36
Growth and Income	Macquarie VIP Asset Strategy II *(formerly Delaware Ivy VIP Asset Strategy II)*[2,3] Delaware Funds by Macquarie	0.87	13.90	8.27	3.48
Balanced	Macquarie VIP Balanced II *(formerly Delaware Ivy VIP Balanced II)*[3] Delaware Funds by Macquarie	1.06	16.09	9.49	6.37
Specialty - Natural Resources	Macquarie VIP Energy II *(formerly Delaware Ivy VIP Energy II)*[3] Delaware Funds by Macquarie	1.23	4.05	7.75	(2.42)
Foreign Stock	Macquarie VIP Global Growth II *(formerly Delaware Ivy VIP Global Growth II)*[2,3] Delaware Funds by Macquarie	1.13	19.90	12.10	7.66
Growth	Macquarie VIP Growth II *(formerly Delaware Ivy VIP Growth II)*[3] Delaware Funds by Macquarie	1.00	38.00	18.41	14.09
Corporate Bond - High Yield	Macquarie VIP High Income II *(formerly Delaware Ivy VIP High Income II)*[3] Delaware Funds by Macquarie	0.92	11.95	4.46	3.70
Foreign Stock	Macquarie VIP International Cor Eq II *(formerly Delaware Ivy VIP International Cor Eq II)*[3] Delaware Funds by Macquarie	1.17	15.65	7.56	4.00
Growth	Macquarie VIP Mid Cap Growth II *(formerly Delaware Ivy VIP Mid Cap Growth II)*[2,3] Delaware Funds by Macquarie	1.10	19.59	14.63	10.47
Specialty - Natural Resources	Macquarie VIP Natural Resources II *(formerly Delaware Ivy VIP Natural Resources II)*[3] Delaware Funds by Macquarie	1.25	1.63	7.86	(0.36)

Page 14 of 18

Specialty - Technology	Macquarie VIP Science and Tech II *(formerly Delaware Ivy VIP Science and Tech II)*[3] Delaware Funds by Macquarie	1.17	39.05	17.17	10.87
Small Company	Macquarie VIP Small Cap Growth II *(formerly Delaware Ivy VIP Small Cap Growth II)*[3] Delaware Funds by Macquarie	1.14	13.11	7.89	6.28
Growth	Macquarie VIP Smid Cap Core II *(formerly Delaware Ivy VIP Smid Cap Core II)*[3] Delaware Funds by Macquarie	1.22	15.71	9.63	7.70
World Stock	Macquarie VIP International Ser Std *(formerly Delaware Ivy VIP International Ser Std)*[2,3] Delaware Funds by Macquarie	0.86	13.56	6.07	4.76
Growth	Macquarie VIP Opp Ser Standard *(formerly Delaware Ivy VIP Opp Ser Standard)*[3] Delaware Funds by Macquarie	0.83	16.30	12.25	7.37
Growth	Macquarie VIP Total Return Ser Std *(formerly Delaware Ivy VIP Total Return Ser Std)*[3] Delaware Funds by Macquarie	0.83	12.63	7.06	4.90
Growth	MFS® VIT II Blended Rsrch Core Eq Svc[2] MFS	0.69	28.20	15.53	10.82
Corporate Bond - General	MFS® VIT II Corporate Bond Service[2] MFS	0.88	8.89	2.43	2.56
Diversified Emerging Markets	MFS® VIT II Emerging Markets Equity Svc[2] MFS	1.48	10.71	1.79	1.31
Asset Allocation	MFS® VIT II Global Tactical Allc Svc[2] MFS	1.02	9.35	4.69	3.62
Foreign Stock	MFS® VIT II International Intrs Val Svc[2] MFS	1.15	17.37	8.31	6.66
Specialty - Technology	MFS® VIT II Technology Svc[2] MFS	1.13	53.82	17.36	15.28
Specialty - Real Estate	MFS® VIT III Global Real Estate Service[2] MFS	1.17	11.20	6.16	6.28
Growth	MFS® VIT New Discovery Svc[2] MFS	1.12	14.25	10.81	7.41
Specialty - Utility	MFS® VIT Utilities Series Service[2] MFS	1.03	(2.33)	8.05	6.13
Growth and Income	PIMCO Dynamic Bond Adv PIMCO	1.11	6.99	2.14	2.68
Growth and Income	PIMCO Glbl Mgd Ast Allc Ptf Adv[2] PIMCO	1.30	12.85	7.20	5.14
Worldwide Bond	PIMCO Global Bond Opps (Unhedged) Adv[3] PIMCO	1.06	5.16	0.87	0.99
Income	PIMCO Income Advisor PIMCO	0.92	8.14	3.22	
Growth and Income	PIMCO International Bond (USD-Hdg) Adv PIMCO	1.11	8.89	1.54	2.95
Growth and Income	PIMCO VIT All Asset Adv2 PIMCO	1.64	8.02	5.90	3.93

Page 15 of 18

Growth and Income	PIMCO VIT CommodityRealReturn® Strat Adv PIMCO	1.39	(7.93)	8.46	(0.90)
Growth and Income	PIMCO VIT Emerging Markets Bond Adv PIMCO	1.14	11.00	2.14	2.68
Corporate Bond - High Yield	PIMCO VIT High Yield Adv PIMCO	0.86	12.11	4.72	4.04
Growth and Income	PIMCO VIT Low Duration Adv PIMCO	0.77	4.87	0.88	0.82
Worldwide Bond	PIMCO VIT Real Return Adv PIMCO	0.87	3.57	3.05	2.15
Corporate Bond - General	PIMCO VIT Short-Term Adv PIMCO	0.71	5.80	2.02	1.77
Growth and Income	PIMCO VIT Total Return Adv PIMCO	0.77	5.83	0.98	1.61
Corporate Bond - General	Pioneer Bond VCT ll Amundi US	0.80	6.68	1.55	2.00
Equity-Income	Pioneer Equity Income VCT II Amundi US	1.03	7.17	9.08	8.16
Corporate Bond - High Yield	Pioneer High Yield VCT II[3] Amundi US	1.19	10.99	3.85	3.04
Income	Pioneer Strategic Income VCT II[2] Amundi US	1.04	8.06	2.41	2.41
Growth and Income	Pioneer VCT II Amundi US	1.01	28.58	16.45	11.94
Growth	Principal Blue Chip 3[2] Principal Funds	1.05	39.09		
Balanced	Principal Diversified Balanced 3 Principal Funds	0.64	13.72	7.27	5.80
Growth	Principal Diversified Growth 3 Principal Funds	0.65	16.40	9.14	7.03
Income	Principal Diversified Income 3 Principal Funds	0.62	11.08	5.32	4.52
Equity-Income	Principal Equity Income 3 Principal Funds	0.88	11.00	10.53	8.92
Growth	PSF Mid-Cap growth Portfolio II[3] PGIM Investments	1.05	23.04	14.74	9.39
Specialty - Natural Resources	PSF Natural Resources Portfolio II[2,3] PGIM Investments	0.89	1.58	13.73	0.96
Growth	PSF PGIM Jennison Focused Blend Port II[3] PGIM Investments	0.86	31.98	14.25	10.08
Small Company	Royce Capital Micro-Cap Svc[2,3] Royce Investment Partners	1.41	18.56	11.84	5.28
Small Company	Royce Capital Small-Cap Svc[2] Royce Investment Partners	1.40	25.53	9.90	5.35
Specialty - Health	Rydex Var Biotechnology[3] Rydex Funds	1.77	5.53	7.01	6.64
Growth	Rydex Var S&P 500 Pure Growth[3] Rydex Funds	1.67	6.47	9.42	7.94

Page 16 of 18

Growth	Rydex Var S&P MidCap 400 Pure Growth[3] Rydex Funds	1.67	14.68	8.44	4.50
Growth	T. Rowe Price Blue Chip Growth Port II[2] T. Rowe Price	1.00	48.96	13.22	12.03
Equity-Income	T. Rowe Price Equity Income Port II T. Rowe Price	0.99	9.31	10.92	7.57
Specialty - Health	T. Rowe Price Health Sciences Port II T. Rowe Price	1.19	2.68	10.96	11.03
Growth	T. Rowe Price Mid-Cap Growth Port II T. Rowe Price	1.09	19.63	11.36	10.22
Diversified Emerging Markets	Templeton Developing Markets VIP 2 Franklin Templeton Investments	1.37	12.62	4.22	2.32
Foreign Stock	Templeton Foreign VIP 2[2] Franklin Templeton Investments	1.09	20.76	5.27	1.28
Income	Templeton Global Bond VIP 2[2] Franklin Templeton Investments	0.77	2.88	(2.13)	(0.66)
Growth	VanEck VIP Global Resources Fund S VanEck	1.33	(3.84)	10.34	(1.26)
Growth and Income	Western Asset Core Plus VIT II Franklin Templeton Investments	0.76	6.44	0.98	1.24
Corporate Bond - High Yield	Western Asset Variable Glbl Hi Yld Bd II[3] Franklin Templeton Investments	1.04	9.96	3.17	2.63

[1] During periods of low interest rates, the yields of the money market **investment option** may become extremely low and possibly negative.

[2] This **Investment Option** is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option's prospectus for additional information.

[3] This **Investment Option** is closed to new investors.

Page 17 of 18

34933R REV 05-24 This Summary Prospectus incorporates by reference the LiveWell Variable Annuity Prospectus and Statement of Additional Information (SAI), both dated May 1, 2024, as amended and supplemented. The SAI can provide you with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained in the same manner as the LiveWell Variable Annuity Prospectus. EDGAR Contract Identifier: C000107223